Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
C000030198
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Account Value	$ 10,916	$ 9,774	$ 9,778	$ 11,527	$ 11,198	$ 10,779	$ 10,091	$ 10,212	$ 10,212	$ 9,855	$ 9,554
C000030197
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 11,765	10,510	10,488	12,331	11,944	11,452	10,689	10,785	10,763	10,346	10,000
C000030205
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares
Account Value	$ 11,968	11,186	10,720	10,934	10,819	10,604	10,316	10,175	10,071	9,968	10,000
C000030206
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 12,416	11,574	11,087	11,292	11,156	10,899	10,545	10,355	10,182	10,033	10,000
C000212356
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Account Value	$ 12,422	11,579	11,091	11,295	11,157	10,899	10,545	10,355	10,182	10,033	10,000
C000030207
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 12,059	11,253	10,791	11,001	10,879	10,645	10,357	10,205	10,079	9,977	10,000
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 12,004	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 12,004	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 12,004	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 12,004	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 12,004	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 12,004	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Federated Investors Inc. Index: Bloomberg US Short-Term Government/Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Short-Term Government/Corporate Index
Account Value	$ 11,960	11,301	10,817	10,844	10,823	10,631	10,343	10,182	10,092	10,027	10,000
Federated Investors Inc. Index: Lipper Ultra-Short Obligations Funds
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Ultra-Short Obligations Funds
Account Value	$ 12,148	11,408	10,872	10,982	10,916	10,727	10,442	10,270	10,133	10,016	10,000
Federated Investors Inc. Index: Bloomberg US Short-Term Government/Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Short-Term Government/Corporate Index
Account Value	$ 11,960	11,301	10,817	10,844	10,823	10,631	10,343	10,182	10,092	10,027	10,000
Federated Investors Inc. Index: Lipper Ultra-Short Obligations Funds
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Ultra-Short Obligations Funds
Account Value	$ 12,148	11,408	10,872	10,982	10,916	10,727	10,442	10,270	10,133	10,016	10,000
Federated Investors Inc. Index: Bloomberg US Short-Term Government/Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Short-Term Government/Corporate Index
Account Value	$ 11,960	11,301	10,817	10,844	10,823	10,631	10,343	10,182	10,092	10,027	10,000
Federated Investors Inc. Index: Lipper Ultra-Short Obligations Funds
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Ultra-Short Obligations Funds
Account Value	$ 12,148	11,408	10,872	10,982	10,916	10,727	10,442	10,270	10,133	10,016	10,000
Federated Investors Inc. Index: Bloomberg US Short-Term Government/Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Short-Term Government/Corporate Index
Account Value	$ 11,960	11,301	10,817	10,844	10,823	10,631	10,343	10,182	10,092	10,027	10,000
Federated Investors Inc. Index: Lipper Ultra-Short Obligations Funds
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Ultra-Short Obligations Funds
Account Value	$ 12,148	$ 11,408	$ 10,872	$ 10,982	$ 10,916	$ 10,727	$ 10,442	$ 10,270	$ 10,133	$ 10,016	$ 10,000